[FRONT COVER]

1998 SEMIANNUAL REPORT







CENTENNIAL
CALIFORNIA TAX EXEMPT TRUST
--------------------------------------------------------------------------------
DECEMBER 31, 1998






RS0180.001.1298

JAMES C. SWAIN
Chairman
Centennial California
Tax Exempt Trust

BRIDGET A. MACASKILL
President
Centennial California
Tax Exempt Trust

Dear Shareholder:

California's economy continues to flourish, despite the deep recession in Asia, one of the state's major trading partners. Personal income in California is growing faster than in the United States as a whole. Employment is also growing faster, led by the construction, entertainment and technology industries.

Meanwhile, international markets were volatile during the second half of 1998. At various times during the six-month period that ended December 31, 1998, demand for Treasury bills surged, boosting prices and reducing yields, particularly in late summer as Russia's economy weakened.

With a global recession looming, the Federal Reserve Board went into action. In the fall, the Fed cut short-term interest rates three times to stimulate the U.S. economy, and dozens of central banks around the world followed suit. While these actions invigorated the U.S. stock market in particular, money market instruments, including tax-exempt issues in the Centennial California Tax Exempt Trust, tended to offer lower yields as a result. However, because the demand for taxable Treasury bills was so heavy, causing T-bill prices to surge and their yields to plunge, T-bill yields weren't much higher than tax-exempts during the second half of the year. In fact, when taxes are taken into account, tax-exempt securities were particularly attractive in comparison.

For the six-month period that ended December 31, 1998, the Trust provided a compounded annual yield of 2.35%. Without compounding, the corresponding yield was 2.32%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 3.67% and 3.59%, with and without compounding, respectively. The seven-day annualized yields, with and without compounding, on December 31, 1998, were 2.63% and 2.67%, respectively.1 It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will be able to maintain a stable $1.00 share price in the future.

During the last six-month period, we focused on non-callable rather than callable securities. Non-callable securities, which cannot be prematurely repaid by the issuer, earn higher returns in the portfolio. In a period of declining interest rates, a non-callable structure is particularly valuable. Otherwise, the issuer would be able to repay the security, and we would have to reinvest the money at lower yields. With inflation throughout the world extremely low by historical standards, and economic growth sluggish, we believe that interest rates are likely to decline further.

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.


 2   Centennial California Tax Exempt Trust

As we move into 1999, we will continue to monitor interest rates, the various municipal economies and the credit quality of the securities in the portfolio. To the extent that we purchase securities backed by banking institutions, we have been careful to avoid banks that have heavy exposure to Asia. Indeed, all of the banks guaranteeing securities in the portfolio carry very high ratings by national credit rating agencies. Although we will continue to search for tax-exempt yield, we will always keep in mind your objectives of safety and liquidity.

Thank you for your confidence in Centennial California Tax Exempt Trust. We look forward to helping you reach your investment goals of safety, liquidity and attractive yield.

Sincerely,


/s/James C. Swain                                   /s/Bridget A. Macaskill
James C. Swain                                      Bridget A. Macaskill


January 25, 1999


 3   Centennial California Tax Exempt Trust


================================================================================
STATEMENT OF INVESTMENTS DECEMBER 31, 1998 (UNAUDITED)

                                                                                     FACE                VALUE
                                                                                     AMOUNT              SEE NOTE 1
======================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 103.4%
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA - 103.4%
----------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Certificates, Series 1998-10, 3.35%               (1)(2)           $ 7,000,000          $ 7,000,000
----------------------------------------------------------------------------------------------------------------------
Agoura Hills, CA MH RRB, Oakridge Apts. Project, 3.90%                 (2)             1,200,000            1,200,000
----------------------------------------------------------------------------------------------------------------------
CA CDAU Apartment Development RRB, Whispering Winds
Apts., Series D, 4.10%                                                 (2)             3,750,000            3,750,000
----------------------------------------------------------------------------------------------------------------------
CA CDAU RB, Trust Receipts-A23-REG D, 3.95%                            (2)             5,000,000            5,000,000
----------------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Inland Empire Venture, LLC Project, 4%                (2)             1,750,000            1,750,000
----------------------------------------------------------------------------------------------------------------------
CA FAU PC RB Pacific Gas & Electric, 2.85%, 2/1/99                     (3)             1,000,000            1,000,000
----------------------------------------------------------------------------------------------------------------------
CA GOB, Tendered Option Certificates, Series 1998A,
MBIA Insured, 4.10%                                                 (1)(2)             6,938,000            6,937,942
----------------------------------------------------------------------------------------------------------------------
CA HFA RB, Series PT 220, 3.60%, 4/8/99                                (3)             3,290,000            3,290,000
----------------------------------------------------------------------------------------------------------------------
CA PCFAU RB, Chevron USA, Inc. Project, 3.65%, 5/15/99                 (3)             2,500,000            2,500,000
----------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Western Waste Industries, Series A,
4.20%                                                                  (2)             1,500,000            1,500,000
----------------------------------------------------------------------------------------------------------------------
CA RAN, 4%, 6/30/99                                                                   23,000,000           23,100,483
----------------------------------------------------------------------------------------------------------------------
CA SCDAU COP, Series 24, FSA Insured, 3.70%                         (1)(2)             7,000,000            7,000,000
----------------------------------------------------------------------------------------------------------------------
CA Statewide CDC IDV RB, Propak California Corp.,
Series B, 3.90%                                                        (2)               700,000              700,000
----------------------------------------------------------------------------------------------------------------------
CA University Board of Regents RB, 3.15%, 3/10/99                      (3)             6,000,000            6,000,000
----------------------------------------------------------------------------------------------------------------------
Covina City, CA RA MH RRB, Shadowhills Apts., Inc.,
Series A, 3.80%                                                        (2)             2,700,000            2,700,000
----------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RB, AMBAC Insured,
Series SG54, 3.93%                                                     (2)             1,000,000            1,000,000
----------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA Pension Obligation RRB, Series A,
3.70%                                                                  (2)             3,000,000            3,000,000
----------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Airport RB, Series SG61, 3.92%                         (2)             6,000,000            6,000,000
----------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Convention & Exhibition Center Authority
Refunding COP:
AMBAC Insured, 6.60%, 8/15/99                                                          4,020,000            4,112,244
Prerefunded, Series A, 7.375%, 8/15/99                                 (3)             8,570,000            8,928,858
----------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Department of Water RB, 3.05%, 3/12/99                 (3)             3,000,000            3,000,000
----------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater Systems RB, 3%, 3/19/99                     (3)             2,100,000            2,100,000
----------------------------------------------------------------------------------------------------------------------
Modesto, CA Irrigation District FAU RB, Series SG66, 3.88%             (2)             5,500,000            5,500,000
----------------------------------------------------------------------------------------------------------------------
Oceanside, CA MH RRB, Lakeridge Apts. Project, 4.25%                   (2)             7,000,000            7,000,156
----------------------------------------------------------------------------------------------------------------------
Pittsburg, CA Mortgage Obligation RRB, Series A, 4.20%                 (2)             7,000,000            7,000,034
----------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA HAU MH RB, McKinley Project, 3.70%                 (2)             6,300,000            6,300,077
----------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA Tax & RAN, 4.50%, 9/30/99                                          3,500,000            3,537,868
----------------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA MH RRB, Issue A, 3.90%                            (2)             3,400,000            3,400,070
----------------------------------------------------------------------------------------------------------------------
Sacremento Cnty., CA RB, Trust REG D, Series A28, 3.95%                (2)             8,000,000            8,000,000
----------------------------------------------------------------------------------------------------------------------
Sacremento, CA Municipal Utilities RB:
2.80%, 4/5/99                                                          (3)             3,000,000            3,000,000
3%, 3/12/99                                                            (3)             7,000,000            7,000,000
----------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA Tax & RAN, 4.50%, 9/30/99                                     4,000,000            4,045,717


 4   Centennial California Tax Exempt Trust



================================================================================
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)


                                                                                      FACE               VALUE
                                                                                      AMOUNT             SEE NOTE 1
======================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
San Diego, CA MH RRB, Coral Point Apts. Project,
Series A, 4%                                                           (2)            $2,500,000         $  2,500,000
----------------------------------------------------------------------------------------------------------------------
San Diego, CA TAN, Series A, 4.50%, 9/30/99                                            5,000,000            5,052,639
----------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. International Airport RB,
Series 88, 3.88%                                                       (2)             1,700,000            1,700,000
----------------------------------------------------------------------------------------------------------------------
San Marcos, CA RA MH Bonds, San Marcos Retirement
Village Project, 3.98%                                                 (2)             2,400,000            2,400,000
----------------------------------------------------------------------------------------------------------------------
Southern CA PP Authority Transmission Project RB,
Southern Transmission A, 4%, 7/1/99                                                    2,000,000            2,005,775
----------------------------------------------------------------------------------------------------------------------
Southern CA Public PAU RRB, Southern Transmission Project,
AMBAC Insured, 3.65%                                                   (2)             5,000,000            5,000,000
----------------------------------------------------------------------------------------------------------------------
Visalia, CA IDV RB, Akers West Assn., 3.85%                            (2)             2,350,000            2,350,000

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                103.4%         177,361,863
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (3.4)          (5,861,504)
                                                                                           ------        -------------

NET ASSETS                                                                                 100.0%        $171,500,359
                                                                                           ======        =============


To simplify the listings of securities, abbreviations are used per the table below:
CDAU - Communities Development Authority          PC - Pollution Control
CDC - Community Development Corp.                 PCFAU - Pollution Control Finance Authority
COP - Certificates of Participation               PP - Public Power
EDFAU - Economic Development Finance Authority    RA - Redevelopment Agency
FAU - Finance Authority                           RAN - Revenue Anticipation Nts.
GOB - General Obligation Bonds                    RB - Revenue Bonds
HAU - Housing Authority                           RRB - Revenue Refunding Bonds
HFA - Housing Finance Agency                      SCDAU - Statewide Communities Development
IDV - Industrial Development                           Authority
MH - Multifamily Housing                          SWD - Solid Waste Disposal
MTAU - MetropolitanTransportation Authority       TAN - Tax Anticipation Nts.
PAU - Power Authority


1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,937,942 or 12.21% of the Trust's net assets as of December 31, 1998.
2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
3. Put obligation redeemable at full face value on the date reported.

See accompanying Notes to Financial Statements.




 5   Centennial California Tax Exempt Trust


STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1998 (UNAUDITED)

==============================================================================================================================
ASSETS
Investments, at value - see accompanying statement                                                               $177,361,863
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  508,751
------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                  1,715,516
Interest                                                                                                            1,690,742
Other                                                                                                                   5,904
                                                                                                                 -------------
Total assets                                                                                                      181,282,776

==============================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                               8,002,590
Shares of beneficial interest redeemed                                                                              1,627,316
Service plan fees                                                                                                      88,756
Transfer and shareholder servicing agent fees                                                                           9,240
Other                                                                                                                  54,515
                                                                                                                 -------------
Total liabilities                                                                                                   9,782,417

==============================================================================================================================
NET ASSETS                                                                                                       $171,500,359
                                                                                                                 =============

==============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $171,344,441
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                              155,918
------------------------------------------------------------------------------------------------------------------------------
Net assets - applicable to 171,344,441 shares of beneficial
interest outstanding                                                                                             $171,500,359
                                                                                                                 =============
==============================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                                $1.00



See accompanying Notes to Financial Statements.




 6   Centennial California Tax Exempt Trust

=====================================================================================================================
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)



==============================================================================================================================
INVESTMENT INCOME - Interest                                                                                       $2,597,605

==============================================================================================================================
EXPENSES
Management fees - Note 3                                                                                              420,431
------------------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                            168,174
------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                                 30,705
------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    13,181
------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                            9,718
------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                             6,624
------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                             5,982
------------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                             1,296
------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                   2,075
                                                                                                                   -----------
Total expenses                                                                                                        658,186
Less assumption of expenses by Centennial Asset Management Corporation - Note 3                                        (9,330)
                                                                                                                   -----------
Net expenses                                                                                                          648,856

==============================================================================================================================
NET INVESTMENT INCOME                                                                                               1,948,749

==============================================================================================================================
NET REALIZED GAIN ON INVESTMENTS                                                                                      178,793

==============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $2,127,542
                                                                                                                   ===========


===================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED
                                                                                           DECEMBER 31, 1998     YEAR ENDED
                                                                                           (UNAUDITED)           JUNE 30, 1998
==============================================================================================================================
OPERATIONS
Net investment income                                                                      $  1,948,749          $  4,512,553
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        178,793               (19,307)
                                                                                           -------------         -------------
Net increase in net assets resulting from operations                                          2,127,542             4,493,246

==============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                                  (1,948,749)           (4,512,553)

==============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2                                                    15,489,633            23,912,099

==============================================================================================================================
NET ASSETS
Total increase                                                                               15,668,426            23,892,792

------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         155,831,933           131,939,141
                                                                                           -------------         -------------

End of period                                                                              $171,500,359          $155,831,933
                                                                                           =============         =============



See accompanying Notes to Financial Statements.


 7   Centennial California Tax Exempt Trust



====================
FINANCIAL HIGHLIGHTS



                                                   Six Months
                                                   Ended
                                                   December 31,       Year Ended June 30,
                                                   1998 (Unaudited)   1998        1997          1996         1995        1994
================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $1.00              $1.00        $1.00        $1.00       $1.00       $1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                 .01                .03          .03          .03         .03         .02
Dividends and distributions to shareholders            (.01)              (.03)        (.03)        (.03)       (.03)       (.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $1.00              $1.00        $1.00        $1.00       $1.00       $1.00
                                                      ==========================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        1.20%              2.86%        2.81%        2.97%       3.00%       1.82%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)           $171,500           $155,832     $131,939     $118,838     $92,318     $60,376
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $166,900           $160,317     $129,087     $112,911     $71,278     $65,520
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  2.32%              2.81%        2.78%        2.94%       2.99%       1.79%
Expenses, before voluntary assumption
by the Manager(2)                                      0.78%(3)           0.80%        0.82%        0.80%       0.83%       0.87%
Expenses, net of voluntary assumption
by the Manager                                         0.77%(3)           0.79%        0.80%        0.79%       0.80%       0.80%



1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.
2. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.
3. Annualized

See accompanying Notes to Financial Statements.



 8   Centennial California Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from Federal and California personal income taxes for individual investors as is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The Trust concentrates its investments in California and, therefore, may have more credit risks related to the economic conditions of California than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 1998                       YEAR ENDED JUNE 30, 1998
                                                   SHARES           AMOUNT                 SHARES          AMOUNT
                                                   ---------------------------             -----------------------------
Sold                                                245,122,799     $ 245,122,799           587,035,412    $ 587,035,412
Dividends and distributions reinvested                2,054,956         2,054,956             4,414,987        4,414,987
Redeemed                                           (231,688,122)     (231,688,122)         (567,538,300)    (567,538,300)
                                                   -------------    --------------         -------------   --------------
Net increase                                         15,489,633     $  15,489,633            23,912,099    $  23,912,099
                                                   ==============   ==============         =============   ==============


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets. The Trust's management fee for the six months ended December 31, 1998 was 0.50% of the average annual net assets of the Trust.

Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Trust and other Oppenheimer funds. SSI's total costs of providing such services are allocated ratably to these funds.

Under an approved plan of distribution, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

 9   Centennial California Tax Exempt Trust

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Trustee, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael J. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

This is a copy of a report to shareholders of Centennial California Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial California Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143



10   Centennial California Tax Exempt Trust